Shareholders' Equity	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Shareholders' Equity

(11)  Shareholders’ Equity

Share Repurchase Program

In 2019, the Company’s board of directors approved a share repurchase program to repurchase up to $25,000 of the Company’s common shares, in 2020 the board of directors approved an increase of another $75,000 to this program, in 2021 the program was further increased by $100,000 . Under the program, the Company may purchase its common shares from time to time in the open market, in privately negotiated transactions or such other manner as will comply with applicable laws and regulations. The authorization does not obligate the Company to acquire a specific number of shares during any period, but it may be modified, suspended, or terminated at any time at the discretion of the Company’s board of directors.

During the three months ended March 31, 2022, the Company repurchased 957,689 shares at an average price of $38.02 for a total amount of $36,409, including commissions paid. During the three months ended March 31, 2021, the Company repurchased 546,220 shares at an average price of $19.73 for a total amount of $10,778, including commissions paid. As of March 31, 2022, approximately $14,825 remained available for repurchase under the share repurchase program.

Preferred Shares

The following table summarizes the Company’s preferred share issuances (the “Series”):

Preferred Share Offering	Date of Issuance	Number of Depositary Shares Issued and Outstanding (1)	Liquidation Preference	Underwriting Discounts	Net Proceeds
7.00% Series A fixed-to-floating rate cumulative redeemable perpetual preferred shares ("Series A Preferred Shares") (2)	April 2021	6,000,000	$150,000	$5,292	$144,708
6.25% Series B fixed rate cumulative redeemable perpetual preferred shares ("Series B Preferred Shares") (3)	August 2021	6,000,000	150,000	5,128	144,872
Total		12,000,000	$300,000	$10,420	$289,580

(1)	Each depositary share representing a 1/1,000th interest in a preferred share, $25,000 liquidation preference per share (equivalent to $25.00 per depositary share).
(2)	Series A Preferred Shares have no maturity date and are redeemable from June 15, 2026 by the Company.
(3)	Series B Preferred Shares have no maturity date and are redeemable from December 15, 2026 by the Company.

Each Series of preferred shares may be redeemed at the Company’s option, at any time after approximately five years from original issuance, for cash at a redemption price of $25.00 per depositary share plus an amount equal to all accumulated and unpaid dividends, whether or not declared. The Company may also redeem each Series of preferred shares in the event of a Change of Control (as defined in the Certificate of Designations). If the Company does not elect to redeem the preferred shares in a Change of Control triggering event, holders of each Series of preferred shares may have the right to convert their preferred shares into common shares. There is no mandatory redemption of each Series of preferred shares or redemption at the option of the holders. Holders of the preferred shares do not have general voting rights.

Preferred Dividends

Dividends on each Series of preferred shares accrue daily and are cumulative from and including the date of original issuance and are payable quarterly in arrears on the 15th day of March, June, September and December of each year, when declared by the Company’s board of directors. Dividends accrue at the stated annual rate of the $25,000 liquidation preference. Each Series of preferred shares rank senior to the Company's common shares with respect to dividend rights and rights upon the Company's liquidation, dissolution or winding up.

The Company’s board of directors approved and declared a quarterly preferred cash dividend during the three months ended March 31, 2022 on its issued and outstanding preferred shares, as follows:

		Series A Preferred Shares		Series B Preferred Shares
Record Date	Payment Date	Aggregate Payment	Per Depositary Share Payment (1)	Aggregate Payment	Per Depositary Share Payment (1)
March 4, 2022	March 15, 2022	$2,625	$0.44	$2,344	$0.39

(1)	Rounded to the nearest whole cent.

As of March 31, 2022, the Company had cumulative unpaid preferred dividends of $854.

Common Share Dividends

The Company’s board of directors approved and declared a cash dividend of $0.25 per share on its issued and outstanding common shares for a total aggregate amount of $12,054, paid on March 15, 2022 to holders of record as of March 4, 2022.